Segment data (Tables)	12 Months Ended
Mar. 31, 2020
Segment Operating Results and Assets
Segment operating results and assets -
As of and for the year ended March 31, 2018:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	26,347,229	1,959,234	1,073,047	—	29,379,510
Inter-segment sales and transfers	50,711	57,774	573,071	(681,556)	—

Total	26,397,940	2,017,008	1,646,118	(681,556)	29,379,510
Operating expenses	24,386,805	1,731,462	1,545,306	(683,925)	26,979,648

Operating income	2,011,135	285,546	100,812	2,369	2,399,862

Assets	17,054,209	23,055,981	2,178,118	8,019,941	50,308,249
Investment in equity method investees	3,054,583	11,713	—	96,415	3,162,711
Depreciation expenses	976,735	723,061	34,237	—	1,734,033
Capital expenditure	1,381,122	2,166,805	62,447	(11,667)	3,598,707

As of and for the year ended March 31, 2019:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	27,034,492	2,120,343	1,070,846	—	30,225,681
Inter-segment sales and transfers	44,585	33,204	605,531	(683,320)	—

Total	27,079,077	2,153,547	1,676,377	(683,320)	30,225,681
Operating expenses	25,040,193	1,830,726	1,570,839	(683,622)	27,758,136

Operating income	2,038,884	322,821	105,538	302	2,467,545

Assets	17,799,376	24,044,700	2,125,271	7,967,602	51,936,949
Investment in equity method investees	3,215,856	12,172	—	85,675	3,313,703
Depreciation expenses	997,312	758,847	36,216	—	1,792,375
Capital expenditure	1,520,366	2,165,609	66,075	(13,163)	3,738,887

As of and for the year ended March 31, 2020:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	26,834,485	2,170,243	925,264	—	29,929,992
Inter-segment sales and transfers	29,029	20,316	579,286	(628,631)	—

Total	26,863,514	2,190,559	1,504,550	(628,631)	29,929,992
Operating expenses	24,811,168	1,898,376	1,407,895	(630,316)	27,487,123

Operating income	2,052,346	292,183	96,655	1,685	2,442,869

Assets	18,754,728	24,858,837	2,023,111	7,043,760	52,680,436
Investment in equity method investees	3,711,151	61,852	180,425	137,362	4,090,790
Depreciation expenses	824,777	743,710	36,896	—	1,605,383
Capital expenditure	1,454,142	2,062,718	71,554	14,818	3,603,232

Geographic Information
Geographic information -
As of and for the year ended March 31, 2018:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,273,672	10,347,266	2,940,243	4,497,374	2,320,955	—	29,379,510
Inter-segment sales and transfers	6,751,172	227,144	244,981	650,765	132,344	(8,006,406)	—

Total	16,024,844	10,574,410	3,185,224	5,148,139	2,453,299	(8,006,406)	29,379,510
Operating expenses	14,364,926	10,435,511	3,110,198	4,714,940	2,340,636	(7,986,563)	26,979,648

Operating income	1,659,918	138,899	75,026	433,199	112,663	(19,843)	2,399,862

Assets	15,797,024	16,936,704	3,346,179	4,893,582	2,986,661	6,348,099	50,308,249
Long-lived assets	3,511,663	5,179,139	359,355	797,435	420,081	—	10,267,673

As of and for the year ended March 31, 2019:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,520,148	10,585,934	3,055,654	4,832,392	2,231,553	—	30,225,681
Inter-segment sales and transfers	7,105,213	231,313	183,197	680,639	101,890	(8,302,252)	—

Total	16,625,361	10,817,247	3,238,851	5,513,031	2,333,443	(8,302,252)	30,225,681
Operating expenses	14,933,686	10,702,732	3,113,983	5,055,542	2,242,333	(8,290,140)	27,758,136

Operating income	1,691,675	114,515	124,868	457,489	91,110	(12,112)	2,467,545

Assets	16,465,702	17,452,216	3,872,301	5,176,990	3,067,270	5,902,470	51,936,949
Long-lived assets	3,607,843	5,469,262	453,921	729,494	424,974	—	10,685,494

As of and for the year ended March 31, 2020:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,522,905	10,416,582	3,138,755	4,828,635	2,023,115	—	29,929,992
Inter-segment sales and transfers	6,938,616	222,166	222,123	510,021	89,387	(7,982,313)	—

Total	16,461,521	10,638,748	3,360,878	5,338,656	2,112,502	(7,982,313)	29,929,992
Operating expenses	14,893,543	10,368,119	3,210,333	4,967,657	2,021,778	(7,974,307)	27,487,123

Operating income	1,567,978	270,629	150,545	370,999	90,724	(8,006)	2,442,869

Assets	17,517,032	18,012,336	4,192,858	5,241,588	2,837,944	4,878,678	52,680,436
Long-lived assets	3,880,118	5,374,456	561,371	668,252	394,446	—	10,878,643

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan
The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
North America	10,403,647	10,675,298	10,543,638
Europe	2,730,915	2,873,737	2,937,216
Asia	4,793,110	5,355,991	5,263,943
Other	4,186,666	3,944,854	3,936,572

Balance Sheets - Non-financial Services and Financial Services Businesses
The financial data below presents separately Toyota’s
non-financial
services and financial services businesses.
Balance sheets -

	Yen in millions
	March 31,
	2019	2020
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	2,790,212	2,774,498
Marketable securities	1,108,540	648,982
Trade accounts and notes receivable, less allowance for doubtful accounts	2,489,105	2,155,943
Inventories	2,656,396	2,434,916
Prepaid expenses and other current assets	2,118,922	2,413,274

Total current assets	11,163,175	10,427,613

Investments and other assets	11,643,209	12,435,115
Property, plant and equipment	6,178,503	6,293,992

Total Non-Financial Services Businesses assets	28,984,887	29,156,720

Financial Services Business
Current assets
Cash and cash equivalents	784,492	1,416,020
Marketable securities	18,620	29,749
Finance receivables, net	6,647,771	6,614,171
Prepaid expenses and other current assets	997,116	1,205,912

Total current assets	8,447,999	9,265,852

Noncurrent finance receivables, net	10,281,118	10,423,858
Investments and other assets	808,592	861,594
Property, plant and equipment	4,506,991	4,307,533

Total Financial Services Business assets	24,044,700	24,858,837

Eliminations	(1,092,638)	(1,335,121)

Total assets	51,936,949	52,680,436

	Yen in millions
	March 31,
	2019	2020
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	579,901	483,871
Current portion of long-term debt	173,379	156,664
Accounts payable	2,616,143	2,404,385
Accrued expenses	3,075,411	2,789,153
Income taxes payable	300,703	201,200
Other current liabilities	1,755,737	1,773,883

Total current liabilities	8,501,274	7,809,156

Long-term liabilities
Long-term debt	784,256	818,371
Accrued pension and severance costs	948,377	963,061
Other long-term liabilities	1,059,237	1,303,628

Total long-term liabilities	2,791,870	3,085,060

Total Non-Financial Services Businesses liabilities	11,293,144	10,894,216

Financial Services Business
Current liabilities
Short-term borrowings	5,113,888	5,432,180
Current portion of long-term debt	4,127,133	4,508,666
Accounts payable	39,187	39,226
Accrued expenses	161,105	151,857
Income taxes payable	20,295	16,917
Other current liabilities	997,842	982,892

Total current liabilities	10,459,450	11,131,738

Long-term liabilities
Long-term debt	9,974,516	10,006,491
Accrued pension and severance costs	15,029	15,566
Other long-term liabilities	722,279	725,769

Total long-term liabilities	10,711,824	10,747,826

Total Financial Services Business liabilities	21,171,274	21,879,564

Eliminations	(1,092,679)	(1,335,195)

Total liabilities	31,371,739	31,438,585

Mezzanine equity	498,073	504,169

Total Toyota Motor Corporation shareholders’ equity	19,348,152	20,060,618

Noncontrolling interests	718,985	677,064

Total shareholders’ equity	20,067,137	20,737,682

Total liabilities, mezzanine equity and shareholders’ equity	51,936,949	52,680,436

Statements of Income - Non-financial Services and Financial Services Businesses
Statements of income -

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Non-Financial Services Businesses
Net revenues	27,448,165	28,133,676	27,775,932

Costs and expenses
Cost of revenues	22,613,450	23,400,550	23,143,209
Selling, general and administrative	2,721,362	2,591,249	2,483,501

Total costs and expenses	25,334,812	25,991,799	25,626,710

Operating income	2,113,353	2,141,877	2,149,222

Other income (expense), net	222,326	(161,608)	130,259

Income before income taxes and equity in earnings of affiliated companies	2,335,679	1,980,269	2,279,481

Provision for income taxes	738,763	580,031	618,252
Equity in earnings of affiliated companies	467,718	357,527	260,149

Net income	2,064,634	1,757,765	1,921,378

Less - Net income attributable to noncontrolling interests	(89,533)	(97,500)	(67,559)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	1,975,101	1,660,265	1,853,819

Financial Services Business
Net revenues	2,017,008	2,153,547	2,190,559

Costs and expenses
Cost of revenues	1,320,348	1,418,636	1,395,211
Selling, general and administrative	411,114	412,090	503,165

Total costs and expenses	1,731,462	1,830,726	1,898,376

Operating income	285,546	322,821	292,183

Other income (expense), net	(794)	(17,658)	(17,103)

Income before income taxes and equity in earnings of affiliated companies	284,752	305,163	275,080

Provision for income taxes	(234,356)	79,903	65,164
Equity in earnings of affiliated companies	2,365	2,539	11,003

Net income	521,473	227,799	220,919

Less - Net income attributable to noncontrolling interests	(2,589)	(5,214)	1,413

Net income attributable to Toyota Motor Corporation - Financial Services Business	518,884	222,585	222,332

Eliminations	(2)	23	32

Net income attributable to Toyota Motor Corporation	2,493,983	1,882,873	2,076,183

Statement of Cash Flows - Non-financial Services and Financial Services Businesses
Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2018			For the year ended March 31, 2019
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,064,634	521,473	2,586,106	1,757,765	227,799	1,985,587
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,010,972	723,061	1,734,033	1,033,528	758,847	1,792,375
Provision (reversal) for doubtful accounts and credit losses	(74)	76,143	76,069	(1,375)	81,440	80,065
Pension and severance costs, less payments	5,027	(741)	4,286	30,477	1,168	31,645
Losses on disposal of fixed assets	35,010	279	35,289	33,676	2,226	35,902
Unrealized losses (gains) on securities	459	387	846	338,626	846	339,472
Deferred income taxes	64,143	(302,103)	(237,961)	(110,346)	23,742	(86,594)
Equity in earnings of affiliated companies	(467,718)	(2,365)	(470,083)	(357,527)	(2,539)	(360,066)
Changes in operating assets and liabilities, and other	205,434	312,828	494,543	(17,488)	15,557	(51,789)

Net cash provided by operating activities	2,917,887	1,328,962	4,223,128	2,707,336	1,109,086	3,766,597

Cash flows from investing activities
Additions to finance receivables	—	(25,153,088)	(15,058,516)	—	(26,000,249)	(15,884,610)
Collection of and proceeds from sales of finance receivables	—	24,117,335	14,046,312	—	24,925,930	14,859,103
Additions to fixed assets excluding equipment leased to others	(1,276,788)	(14,329)	(1,291,117)	(1,435,964)	(16,761)	(1,452,725)
Additions to equipment leased to others	(155,114)	(2,152,476)	(2,307,590)	(137,314)	(2,148,848)	(2,286,162)
Proceeds from sales of fixed assets excluding equipment leased to others	70,755	1,065	71,820	63,955	1,482	65,437
Proceeds from sales of equipment leased to others	63,402	1,147,870	1,211,272	60,657	1,324,417	1,385,074
Purchases of marketable securities and security investments	(2,273,805)	(779,111)	(3,052,916)	(1,737,107)	(103,248)	(1,840,355)
Proceeds from sales of and maturity of marketable securities and security investments	1,762,189	761,349	2,523,538	2,255,635	443,163	2,698,798
Payment for additional investments in affiliated companies, net of cash acquired	(576)	—	(576)	5,010	—	5,010
Changes in investments and other assets, and other	260,015	(106,597)	197,681	(268,946)	(4,130)	(246,811)

Net cash used in investing activities	(1,549,922)	(2,177,982)	(3,660,092)	(1,194,074)	(1,578,244)	(2,697,241)

Cash flows from financing activities
Proceeds from issuance of long-term debt	212,387	4,666,579	4,793,939	286,085	4,747,506	5,000,921
Payments of long-term debt	(170,072)	(4,314,294)	(4,452,338)	(142,556)	(4,336,250)	(4,442,232)
Increase (decrease) in short-term borrowings	(122,222)	461,052	347,738	49,161	144,277	164,282
Dividends paid to Toyota Motor Corporation class shareholders	(6,194)	—	(6,194)	(8,690)	—	(8,690)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)	—	(620,698)	(636,116)	—	(636,116)
Dividends paid to noncontrolling interests	(63,764)	—	(63,764)	(69,367)	—	(69,367)
Reissuance (repurchase) of treasury stock	(447,818)	—	(447,818)	(549,637)	—	(549,637)

Net cash provided by (used in) financing activities	(1,218,381)	813,337	(449,135)	(1,071,120)	555,533	(540,839)

Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(16,124)	(27,464)	(43,588)	(42,454)	813	(41,641)

Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	133,460	(63,147)	70,313	399,688	87,188	486,876

Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,257,064	892,262	3,149,326	2,390,524	829,115	3,219,639

Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,390,524	829,115	3,219,639	2,790,212	916,303	3,706,515

	Yen in millions
	For the year ended March 31, 2020
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,921,378	220,919	2,142,329
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	861,673	743,710	1,605,383
Provision (reversal) for doubtful accounts and credit losses	5,689	137,293	142,982
Pension and severance costs, less payments	14,880	819	15,699
Losses on disposal of fixed assets	54,549	2,364	56,913
Unrealized losses (gains) on securities	21,069	(987)	20,082
Deferred income taxes	193,438	(1,305)	192,147
Equity in earnings of affiliated companies	(260,149)	(11,003)	(271,152)
Changes in operating assets and liabilities, and other	(305,705)	(46,610)	(313,740)

Net cash provided by operating activities	2,506,822	1,045,200	3,590,643

Cash flows from investing activities
Additions to finance receivables	—	(26,668,185)	(16,896,588)
Collection of and proceeds from sales of finance receivables	—	25,557,953	15,667,462
Additions to fixed assets excluding equipment leased to others	(1,377,238)	(30,594)	(1,407,832)
Additions to equipment leased to others	(155,601)	(2,031,698)	(2,187,299)
Proceeds from sales of fixed assets excluding equipment leased to others	47,488	1,263	48,751
Proceeds from sales of equipment leased to others	49,913	1,341,302	1,391,215
Purchases of marketable securities and security investments	(2,236,585)	(176,502)	(2,413,087)
Proceeds from sales of and maturity of marketable securities and security investments	2,245,119	125,287	2,370,406
Payment for additional investments in affiliated companies, net of cash acquired	—	(14,763)	(14,763)
Changes in investments and other assets, and other	(18,895)	(20,037)	290,874

Net cash used in investing activities	(1,445,799)	(1,915,974)	(3,150,861)

Cash flows from financing activities
Proceeds from issuance of long-term debt	235,080	5,466,618	5,691,499
Payments of long-term debt	(130,695)	(4,335,145)	(4,424,923)
Increase (decrease) in short-term borrowings	51,406	520,468	291,623
Dividends paid to Toyota Motor Corporation class shareholders	(11,186)	—	(11,186)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	—	(618,801)
Dividends paid to noncontrolling interests	(54,945)	—	(54,945)
Reissuance (repurchase) of treasury stock	(476,129)	—	(476,129)

Net cash provided by (used in) financing activities	(1,005,270)	1,651,941	397,138

Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(71,467)	(59,778)	(131,245)

Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(15,714)	721,389	705,675
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,790,212	916,303	3,706,515

Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,774,498	1,637,692	4,412,190